Financial Assets at Fair Value through Other Comprehensive Income	12 Months Ended
Dec. 31, 2021
Disclosure Of Available For Sale Financial Assets And Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Financial Assets at Fair Value through Other Comprehensive Income
12.	Financial Assets at Fair Value through Other Comprehensive Income:

As of December 31, 2020 and 2021, financial assets are detailed as follows:

	2020	2021
	MCh$	MCh$
Debt instruments at fair value through OCI	1,060,523	3,054,809
Equity instruments valued at fair value through OCI	7,630	6,365
Total	1,068,153	3,061,174

(a)	Debt instruments at fair value through OCI:

(a.1)	The breakdown of the balance under the heading “Debt instruments at fair value through OCI” as of December 31, 2020 and 2021 is, as follows:

	2020	2021
	MCh$	MCh$
Instruments issued by the Chilean Government and the Central Bank of Chile:
Bonds issued by the Chilean Government and the Central Bank of Chile	109	102
Promissory notes issued by the Chilean Government and the Central Bank of Chile	—	—
Other instruments	163,491	2,488,748

Other instruments issued in Chile:
Mortgage bonds from domestic banks	128,763	111,656
Bonds from domestic banks	15,887	2,411
Deposits from domestic banks	685,392	424,419
Bonds from other Chilean companies	34,539	27,473
Other instruments	32,342	—

Instruments issued by foreign institutions:
Other instruments	—	—
Total	1,060,523	3,054,809

Instruments of the Government and the Central Bank of Chile include instruments sold under repurchase agreements to clients and financial institutions for an amount of Ch$351 million in December 2021 (Ch$13,268 million in December 2020). The repurchase agreements have an average maturity of 4 days in December 2021 (5 days in December 2020). As part of the FCIC program, instruments delivered as collateral are classified for an approximate amount of Ch$456,057 million as of December 31, 2021. Additionally, under this item, instruments are maintained to comply with the requirements for the constitution of a technical reserve for an amount equivalent to Ch$2,336,780 million as of December 31, 2021 (Ch$64,000 million in December 2020).

Under the instruments issued abroad mainly include bonds of local companies issued abroad.

As of December 31, 2021, the portfolio of financial assets at FVOCI includes a net unrealized loss of Ch$39,688 million, recorded in other comprehensive income within equity (a net unrealized gain of Ch$9,054 million as of December 31, 2020).

As of December 31, 2021 the impairment for debt instruments at Fair Value through OCI was Ch$4,085 million (Ch$3,084 million as of December 31, 2020).

(a.2)	The credit ratings of the issuers of debt instruments as of December 31, 2020 and 2021, are as follows:

	As of December 31, 2020				As of December 31, 2021
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	1,027,965	216	—	1,028,181	3,054,795	14	—	3,054,809
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	32,342	—	—	32,342	—	—	—	—
Total	1,060,307	216	—	1,060,523	3,054,795	14	—	3,054,809

(a.3)	Analysis of changes in the fair value and corresponding allowance for ECL by stage for debt instruments measured at FVOCI as of December 31, 2020 and 2021, is as follows:

	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$
Balance as of January 1, 2020	1,357,846	7,736	—	—	—	—	1,357,846	7,736
Net change on Balance *	(306,649)	1,519	(255)	(7)	—	—	(306,904)	1,512
Change in fair value	14,217	—	(6)	—	—	—	14,211	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(477)	(12)	477	12	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	1	—	—	—	1
Impact of net re-measurement of year-end ECL	—	(6,120)	—	—	—	—	—	(6,120)
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	(4,630)	(45)	—	—	—	—	(4,630)	(45)
Balance as of December 31, 2020	1,060,307	3,078	216	6	—	—	1,060,523	3,084

Balance as of January 1, 2021	1,060,307	3,078	216	6	—	—	1,060,523	3,084
Net change on Balance *	2,096,637	(4,265)	(276)	(8)	—	—	2,096,361	(4,273)
Change in fair value	(103,047)	—	(60)	—	—	—	(103,107)	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(134)	(4)	134	4	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	5,270	—	(2)	—	—	—	5,268
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	1,032	6	—	—	—	—	1,032	6
Balance as of December 31, 2021	3,054,795	4,085	14	—	—	—	3,054,809	4,085

*	Net change between assets purchased and assets derecognized excluding write offs.

**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

(b)	Equity instruments at fair value through OCI:

The breakdown of the balance under the heading “Equity instruments at fair value through OCI” as of December 31, 2020 and 2021 is as follows:

	2020	2021
	MCh$	MCh$
Equity instruments issued in Chile	6,869	5,499
Equity instruments issued by foreign institutions	761	866
Total	7,630	6,365

The equity investments issued by foreign institutions represent shares of currency exchange offices and servicing companies that the Bank is obliged to hold in order to benefit from these services. Shares that do not have an active market and their value cannot be reliably measured are presented at cost, the difference between cost and fair value is not expected to be significant.

(c)	Realized and unrealized profits:

Realized profits and losses are calculated as the proceeds from sales less the cost (specific identification method) of the investments identified as for sale and fair value through OCI. In addition, any unrealized profit or loss previously recorded in other comprehensive income for these investments is reclassified when recorded in the income statements.

The gross gains (losses) realized in sale of financial instruments, as of December 31, 2019, 2020 and 2021, is recorded in the item “Net financial operating income” (Note No. 32).

Change in profits and losses unrealized on the sale of debt instruments for the periods ended December 31, 2019, 2020 and 2021 are as follows:

	2019	2020	2021
	MCh$	MCh$	MCh$
Net gain (loss) on financial assets before income tax (1)	15,969	(8,540)	(52,913)
Tax (expense) benefit	(4,328)	2,304	4,171
Net of tax amount (2)	11,641	(6,236)	(48,742)

(1)	As of December 31, 2019, 2020 and 2021, realized gains reclassified to the income statement line item “Net financial operating income” amounted to Ch$4,716 million, Ch$22,735 million and Ch$442 million, respectively.

(2)	This amount corresponds to the unrealized gain or loss, net of deferred tax and which are included in “Consolidated Statement of Changes in Equity”.